American Fidelity Assurance Company and American Fidelity Separate Account B (File no. 811-08187) hereby incorporate by reference the annual reports for the underlying funds named below for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").

          Filer/Entity:         Merrill Lynch Variable Series
                                Funds, Inc.
          File #:               811-03290
          CIK #:                0000355916
          Accession #:          0000950123-01-001838
          Date of Filing:       February 27, 2001

          Filer/Entity:         The Dreyfus Socially Responsible
                                Growth Fund, Inc.
          File #:               811-07044
          CIK #:                890064
          Accession #:          0000890064-01-000001
          Date of Filing:       February 23, 2001

          Filer/Entity:         Dreyfus Variable Investment Fund,
                                Small Company Stock Portfolio
          File #:               811-05125
          CIK #:                813383
          Accession #:          0000813383-01-000002
          Date of Filing:       February 28, 2001

          Filer/Entity:         Dreyfus Variable Investment Fund, Growth
                                and Income Portfolio
          File #:               811-05125
          CIK #:                813383
          Accession #:          0000813383-01-000002
          Date of Filing:       February 28, 2001

          Filer/Entity:         Dreyfus Stock Index Fund
          File #:               811-05719
          CIK #:                846800
          Accession #:          0000846800-01-000001
          Date of Filing:       February 23, 2001

          Filer/Entity:         Dreyfus Variable Investment Fund,
                                International Value Portfolio
          File #:               811-05125
          CIK #:                813383
          Accession #:          0000813383-01-000002
          Date of Filing:       February 28, 2001

          Filer/Entity:         American Fidelity Dual Strategy Fund, Inc.
          File #:               811-08873
          CIK #                 0001061130
          Accession #:          0000909334-01-000054
          Date of Filing:       February 27, 2001

          These annual reports are for the period ended December 31, 2000 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

          Any questions regarding this filing may be directed to Patricia H. Rigler at (405) 523-5483.